Interim Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2021		$ 72	$ 69,902	$ (55,593)	$ 14,381
Balance, shares at Dec. 31, 2021		7,108,133
Issuance of common stock and warrants net of issuance costs ()	[1]	$ 8	4,316		4,324
Issuance of common stock and warrants net of issuance costs, shares	[1]	782,495
Share-based compensation			1,752		1,752
Net loss				(13,168)	(13,168)
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Share-based compensation			412		412
Net loss				(2,853)	(2,853)
Issuance of common stock upon exercise of warrants		$ 3	(3)
Issuance of common stock upon exercise of warrants, shares		240,000
Balances at Mar. 31, 2023		$ 83	76,379	(71,614)	4,848
Balance, shares at Mar. 31, 2023		8,130,628
Balances at Dec. 31, 2022		$ 80	75,970	(68,761)	7,289
Balance, shares at Dec. 31, 2022		7,890,628
Issuance of common stock and warrants net of issuance costs ()	[2]	$ 38	6,520		6,558
Issuance of common stock and warrants net of issuance costs, shares	[2]	3,816,689
Share-based compensation			1,394		1,394
Net loss				(10,740)	(10,740)
Balances at Dec. 31, 2023		$ 118	83,884	(79,501)	4,501
Balance, shares at Dec. 31, 2023		11,707,317
Issuance of common stock and warrants net of issuance costs ()	[3]	$ 17	2,380		2,397
Issuance of common stock and warrants net of issuance costs, shares	[3]	1,685,682
Share-based compensation			529		529
Net loss				(2,371)	(2,371)
Issuance of common stock relating to settlement agreement ()	[4]	$ 10	1,101		1,111
Issuance of common stock relating to settlement agreement, shares	[4]	1,005,965
Balances at Mar. 31, 2024		$ 145	$ 87,894	$ (81,872)	$ 6,167
Balance, shares at Mar. 31, 2024		14,398,964

[1]	Net of issuance costs in the amount of $
[2]	Net of issuance costs in the amount of $
[3]	Net of issuance costs in the amount of $
[4]	See Note 3G.